UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.®

(Address of principal executive offices):	100 Fillmore St.
Suite 325
Denver, CO 80206

(Name and address of agent for service):	David J. Corkins
100 Fillmore St.
Suite 325
Denver, CO 80206

Registrant’s telephone number:	303-398-2929

Date of fiscal year end:	June 30, 2017

Date of reporting period:	September 30, 2016

ITEM 1  — SCHEDULE OF INVESTMENTS

Meridian Growth Fund
Schedule of Investments
September 30, 2016 (Unaudited)
	Shares	Value
Common Stocks - 92.3%
Consumer Discretionary - 19.2%
Diversified Consumer Services - 3.9%
Grand Canyon Education, Inc.[1]	480,697	$ 19,415,352
ServiceMaster Global Holdings, Inc.[1]	950,811	32,023,314
		51,438,666
Hotels, Restaurants & Leisure - 1.6%
Dunkin' Brands Group, Inc.[2]	394,326	20,536,498
Leisure Equipment & Products - 1.1%
Polaris Industries, Inc.[2]	188,960	14,633,063
Media - 2.2%
National CineMedia, Inc.	1,996,121	29,382,901
Specialty Retail - 7.4%
Dick's Sporting Goods, Inc.	244,147	13,848,018
DSW, Inc. Class A	548,965	11,242,803
Five Below, Inc.[1,2]	275,196	11,087,647
Hibbett Sports, Inc.[1,2]	551,371	21,999,703
Monro Muffler Brake, Inc.[2]	156,627	9,580,873
Sally Beauty Holdings, Inc.[1,2]	1,137,313	29,206,198
		96,965,242
Textiles, Apparel & Luxury Goods - 3.0%
Carter's, Inc.	234,622	20,344,074
Wolverine World Wide, Inc.	856,105	19,716,098
		40,060,172
Total Consumer Discretionary		253,016,542
Energy - 1.5%
Energy Equipment & Services - 1.5%
Dril-Quip, Inc.[1,2]	99,565	5,549,753
RigNet, Inc.[1]	930,845	14,074,377
Total Energy		19,624,130
Financials - 6.1%
Capital Markets - 5.6%
Bats Global Markets, Inc.	420,992	12,684,489
Financial Engines, Inc.[2]	623,535	18,525,225
LPL Financial Holdings, Inc.[2]	966,808	28,917,227
WisdomTree Investments, Inc.[2]	1,296,000	13,335,840
		73,462,781
Commercial Banks - 0.5%
Bank of the Ozarks, Inc.[2]	196,123	7,531,123
Total Financials		80,993,904
Health Care - 19.6%
Biotechnology - 4.3%
Alnylam Pharmaceuticals, Inc.[1,2]	114,101	7,733,766
Atara Biotherapeutics, Inc. [1,2]	307,706	6,581,831
Bluebird Bio, Inc.[1,2]	107,236	7,268,456
	Shares	Value
DBV Technologies SA ADR (France)[1,2]	186,154	$ 6,762,975
Dyax Corp. CVR[1]	316,946	351,810
Exact Sciences Corp.[1,2]	512,292	9,513,263
Juno Therapeutics, Inc. [1,2]	236,230	7,089,262
Neurocrine Biosciences, Inc.[1]	166,884	8,451,006
Syndax Pharmaceuticals, Inc.[1]	164,220	2,489,575
		56,241,944
Health Care Equipment & Supplies - 8.4%
ABIOMED, Inc.[1]	54,146	6,962,093
Align Technology, Inc.[1]	71,262	6,680,812
Cooper Cos., Inc. (The)	87,956	15,766,993
DexCom, Inc.[1]	72,203	6,329,315
Endologix, Inc.[1,2]	1,333,808	17,072,742
Insulet Corp.[1,2]	155,225	6,354,911
Nevro Corp. [1,2]	68,885	7,190,905
Novadaq Technologies, Inc.[1,2]	899,393	10,405,977
Quidel Corp.[1]	298,579	6,595,610
Spectranetics Corp. (The)[1,2]	535,120	13,426,161
STERIS Plc[1]	183,878	13,441,482
		110,227,001
Health Care Providers & Services - 2.4%
Diplomat Pharmacy, Inc.[1,2]	310,252	8,690,159
MEDNAX [1,2]	153,953	10,199,386
Patterson Cos, Inc.[2]	275,393	12,651,554
		31,541,099
Health Care Technology - 1.3%
athenahealth, Inc.[1,2]	59,995	7,566,569
Medidata Solutions, Inc.[1]	182,273	10,163,543
		17,730,112
Life Sciences Tools & Services - 1.7%
INC Research Holdings, Inc. Class A1	501,762	22,368,550
Pharmaceuticals - 1.5%
Catalent Inc. [1]	253,826	6,558,864
Moderna Therapeutics , Inc. Acquisition Date: 8/8/16, Cost $5,764,948[1,3,4]	656,600	5,764,948
Revance Therapeutics, Inc.[1,2]	480,762	7,793,152
		20,116,964
Total Health Care		258,225,670
Industrials - 23.8%
Aerospace & Defense - 1.8%
HEICO Corp. Class A	393,543	23,813,287
Air Freight & Logistics - 1.4%
Forward Air Corp.	429,113	18,563,428
Commercial Services & Supplies - 3.2%
Clean Harbors, Inc.[1]	667,056	32,005,347
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	1	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2016 (Unaudited)
	Shares	Value
Ritchie Bros. Auctioneers, Inc. (Canada)[2]	286,479	$ 10,046,819
		42,052,166
Electrical Equipment - 2.1%
Sensata Technologies Holding N.V. (Netherlands)[1]	707,104	27,421,493
Machinery - 6.0%
Donaldson Co., Inc.[2]	184,680	6,894,104
Kennametal, Inc.	229,865	6,670,682
Proto Labs, Inc.[1,2]	252,353	15,118,468
Tennant Co.	318,148	20,615,991
Wabtec Corp.[2]	238,237	19,452,051
Woodward, Inc.	163,225	10,198,298
		78,949,594
Marine - 1.1%
Kirby Corp.[1]	240,535	14,951,656
Professional Services - 4.3%
Advisory Board Co. (The)[1]	211,160	9,447,299
CEB, Inc.	448,771	24,444,556
TriNet Group, Inc.[1]	1,053,367	22,784,328
		56,676,183
Road & Rail - 2.7%
Heartland Express, Inc.[2]	1,314,102	24,810,246
Roadrunner Transportation Systems, Inc.[1]	432,762	3,453,441
Saia, Inc.[1]	247,375	7,411,355
		35,675,042
Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc. Class A2	214,013	15,710,694
Total Industrials		313,813,543
Information Technology - 21.2%
Electronic Equipment & Instruments - 2.6%
CDW Corp.	295,674	13,521,172
Trimble Navigation Ltd.[1]	732,777	20,928,111
		34,449,283
Internet Software & Services - 6.5%
2U, Inc.[1,2]	693,903	26,569,546
ChannelAdvisor Corp.[1]	977,248	12,635,816
Cimpress, N.V. (Netherlands)[1,2]	103,154	10,437,122
CoStar Group, Inc.[1]	42,443	9,190,183
New Relic, Inc. [1,2]	262,854	10,072,565
Shutterstock, Inc.[1]	159,676	10,171,361
SPS Commerce, Inc.[1]	89,731	6,587,153
		85,663,746
IT Services - 2.7%
Euronet Worldwide, Inc.[1]	86,087	7,044,499
Gartner, Inc.[1]	179,304	15,859,439
	Shares	Value
MAXIMUS, Inc.	226,471	$ 12,809,200
		35,713,138
Software - 8.7%
Barracuda Networks, Inc.[1]	639,588	16,296,702
Cadence Design Systems, Inc.[1]	1,489,530	38,027,701
Descartes Systems Group, Inc. (The)[1]	511,211	11,001,261
Fleetmatics Group Plc (Ireland)[1]	429,695	25,773,106
RealPage, Inc.[1]	277,820	7,139,974
SS&C Technologies Holdings, Inc.[2]	515,942	16,587,535
		114,826,279
Technology Hardware, Storage & Peripherals - 0.7%
Stratasys Ltd.[1,2]	387,939	9,345,451
Total Information Technology		279,997,897
Real Estate - 0.9%
Equity Real Estate Investment Trusts (REITS) - 0.9%
National Storage Affiliates Trust	547,996	11,475,036
Total Real Estate		11,475,036
Total Common Stocks - 92.3% (Cost $1,074,064,226)		1,217,146,722

	Shares/ Principal Amount
Short-Term Investments - 18.2%5
Money Market Funds - 4.1%
BlackRock Liquidity Funds FedFund Portfolio, 0.35%	9,406,000	9,406,000
Federated Treasury Obligations Fund, 0.31%	8,297,000	8,297,000
Fidelity Money Market Funds, Government Portfolio, Institutional Class, 0.31%	8,968,000	8,968,000
Invesco Short Term Investments, Government & Agency Portfolio, 0.30%	9,208,000	9,208,000
JPMorgan Money Market Funds, Government Portfolio, 0.32%	9,575,000	9,575,000
Morgan Stanley Liquidity Funds, Government Portfolio, Institutional Class, 0.30%	8,178,000	8,178,000
Total Money Market Funds		53,632,000

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	2	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2016 (Unaudited)
	Shares/ Principal Amount	Value
Repurchase Agreements - 14.1%
Citigroup Global Markets, Inc., dated 9/30/16, due 10/3/16, 0.52%, total to be received $55,871,115 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 2/15/20 - 9/9/49, totaling $56,986,068)	$55,868,694	$ 55,868,694
Daiwa Capital Markets America, Inc., dated 9/30/16, due 10/3/16, 0.52%, total to be received $55,871,115 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 9.00%, 10/13/16 - 9/9/49, totaling $56,986,069)	55,868,694	55,868,694
Merrill Lynch Pierce Fenner & Smith, Inc., dated 9/30/16, due 10/3/16, 0.50%, total to be received $18,797,509 (collateralized by various U.S. Government Sponsored Agency Obligations, 2.14% - 6.00%, 3/1/26 - 9/1/46, totaling $19,172,661)	18,796,726	18,796,726
	Shares/ Principal Amount	Value
Nomura Securities International, Inc., dated 9/30/16, due 10/3/16, 0.52%, total to be received $55,871,115 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 8.00%, 4/15/17 - 2/20/63, totaling $56,986,068)	$55,868,694	$ 55,868,694
Total Repurchase Agreements		186,402,808
Total Short-Term Investments - 18.2% (Cost $240,034,808)		240,034,808
Total Investments - 110.5% (Cost $1,314,099,034)		1,457,181,530
Liabilities in Excess of Other Assets - (10.5)%		(138,576,700)
Net Assets - 100.0%		$1,318,604,830

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	3	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2016 (Unaudited)
ADR—American Depositary Receipt
CVR—Contingent Value Rights
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company

[1]	Non-income producing securities
[2]	All or portion of this security is on loan at September 30, 2016. Total value of such securities at period-end amounts to $352,095,022 and represents 26.70% of net assets.
[3]	Level 3 security. See Note 1 in Notes to Financial Statements.
[4]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $5,764,948 and represents 0.44% of net assets.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	4	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments
September 30, 2016 (Unaudited)
	Shares	Value
Common Stocks - 88.6%
Consumer Discretionary - 11.0%
Diversified Consumer Services - 1.2%
Regis Corp.[1]	567,601	$ 7,123,392
Hotels, Restaurants & Leisure - 1.6%
Las Vegas Sands Corp.[2]	157,433	9,058,695
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.[2]	30,999	2,400,563
Multiline Retail - 1.0%
Fred's, Inc. Class A2	638,338	5,783,342
Specialty Retail - 4.4%
Children's Place, Inc. (The)	59,066	4,717,601
Dick's Sporting Goods, Inc.	146,252	8,295,413
Five Below, Inc.[1,2]	160,702	6,474,684
Select Comfort Corp.[1]	270,878	5,850,965
		25,338,663
Textiles, Apparel & Luxury Goods - 2.4%
Gildan Activewear, Inc. (Canada)[2]	483,184	13,504,993
Total Consumer Discretionary		63,209,648
Consumer Staples - 2.5%
Beverages - 1.5%
Diageo Plc ADR[2]	75,870	8,803,955
Food Products - 1.0%
Nomad Foods Ltd.[1]	485,366	5,737,026
Total Consumer Staples		14,540,981
Energy - 6.4%
Energy Equipment & Services - 0.5%
Helmerich & Payne, Inc. [2]	43,696	2,940,741
Oil, Gas & Consumable Fuels - 5.9%
California Resources Corp.[1,2]	440,000	5,500,000
EOG Resources, Inc.	189,826	18,358,072
TOTAL SA ADR[2]	204,000	9,730,800
		33,588,872
Total Energy		36,529,613
Financials - 6.3%
Capital Markets - 1.7%
Oaktree Capital Group LLC	234,970	9,962,728
Commercial Banks - 4.6%
Bank of Hawaii Corp.[2]	145,754	10,584,655
Citizens Financial Group Inc.	624,504	15,431,494
		26,016,149
Total Financials		35,978,877
Health Care - 10.8%
Biotechnology - 5.1%
Agios Pharmaceuticals, Inc.[1,2]	84,500	4,463,290
Celgene Corp.[1]	151,000	15,784,030
	Shares	Value
Juno Therapeutics, Inc. [1,2]	102,242	$ 3,068,282
Neurocrine Biosciences, Inc.[1]	119,022	6,027,274
		29,342,876
Health Care Equipment & Supplies - 2.1%
CR Bard, Inc.	26,244	5,886,004
Endologix, Inc.[1,2]	483,378	6,187,239
		12,073,243
Life Sciences Tools & Services - 2.3%
Accelerate Diagnostics, Inc. [1,2]	337,769	9,207,583
Pacific Biosciences of California, Inc.[1,2]	423,300	3,792,768
		13,000,351
Pharmaceuticals - 1.3%
Nektar Therapeutics [1,2]	427,098	7,337,544
Total Health Care		61,754,014
Industrials - 9.5%
Aerospace & Defense - 1.0%
KLX, Inc.[1]	165,000	5,808,000
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc.[1]	116,080	5,569,518
Electrical Equipment - 1.8%
EnerSys, Inc.	151,000	10,447,690
Machinery - 3.9%
Lindsay Corp.[2]	31,503	2,330,592
Xylem, Inc.	387,985	20,349,813
		22,680,405
Professional Services - 0.5%
TriNet Group, Inc.[1]	126,950	2,745,929
Road & Rail - 1.3%
Union Pacific Corp.	76,000	7,412,280
Total Industrials		54,663,822
Information Technology - 31.5%
Electronic Equipment & Instruments - 3.6%
Trimble Navigation Ltd.[1]	394,605	11,269,919
Zebra Technologies Corp. Class A1	134,000	9,327,740
		20,597,659
Internet Software & Services - 0.6%
Twitter, Inc. [1,2]	147,439	3,398,469
IT Services - 5.0%
Acxiom Corp.[1]	317,800	8,469,370
CACI International, Inc. Class A1	196,800	19,857,120
		28,326,490
Semiconductors - 10.6%
Mellanox Technologies Ltd.[1]	181,382	7,844,771
Micron Technology, Inc.[1]	450,772	8,014,726
NVIDIA Corp.[2]	346,955	23,773,357
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	5	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2016 (Unaudited)
	Shares	Value
Power Integrations, Inc.	61,386	$ 3,869,160
QUALCOMM, Inc.	253,000	17,330,500
		60,832,514
Software - 9.6%
Barracuda Networks, Inc.[1]	245,239	6,248,690
Microsoft Corp.	451,200	25,989,120
Silver Spring Networks, Inc.[1]	590,303	8,370,496
Verint Systems, Inc.[1]	387,000	14,562,810
		55,171,116
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	104,943	11,863,806
Total Information Technology		180,190,054
Materials - 4.7%
Chemicals - 1.4%
Agrium, Inc.	59,777	5,421,176
Flotek Industries, Inc.[1,2]	195,790	2,846,787
		8,267,963
Containers & Packaging - 1.6%
Owens-Illinois, Inc.[1]	481,000	8,845,590
Metals & Mining - 1.7%
Newmont Mining Corp.	252,210	9,909,331
Total Materials		27,022,884
Real Estate - 4.6%
Equity Real Estate Investment Trusts (REITS) - 1.7%
Rayonier, Inc.	366,080	9,715,763
Real Estate Management & Development - 2.9%
Alexander & Baldwin, Inc.	426,677	16,392,930
Total Real Estate		26,108,693
Telecommunication Services - 1.3%
Diversified Telecommunications - 1.3%
Iridium Communications, Inc.[1,2]	935,515	7,587,027
Total Telecommunication Services		7,587,027
Total Common Stocks - 88.6% (Cost $399,474,419)		507,585,613

	Shares/ Principal Amount
Short-Term Investments - 13.5%3
Money Market Funds - 3.2%
BlackRock Liquidity Funds FedFund Portfolio, 0.35%	3,044,000	3,044,000
Federated Treasury Obligations Fund, 0.31%	3,044,000	3,044,000
	Shares/ Principal Amount	Value
Fidelity Money Market Funds, Government Portfolio, Institutional Class, 0.31%	3,044,000	$ 3,044,000
Invesco Short Term Investments, Government & Agency Portfolio, 0.30%	3,044,000	3,044,000
JPMorgan Money Market Funds, Government Portfolio, 0.32%	3,061,000	3,061,000
Morgan Stanley Liquidity Funds, Government Portfolio, Institutional Class, 0.30%	3,044,000	3,044,000
Total Money Market Funds		18,281,000
Repurchase Agreements - 10.3%
Citigroup Global Markets, Inc., dated 9/30/16, due 10/3/2016, 0.52%, total to be received $17,977,024 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 2/15/20 - 9/9/49, totaling $18,335,770)	$17,976,245	17,976,245
Daiwa Capital Markets America, Inc., dated 9/30/16, due 10/3/16, 0.52%, total to be received $17,977,024 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 9.00%, 10/13/16 - 9/9/49, totaling $18,335,770)	17,976,245	17,976,245
Merrill Lynch Pierce Fenner & Smith, Inc., dated 9/30/16, due 10/3/16, 0.50%, total to be received $5,023,695 (collateralized by various U.S. Government Sponsored Agency Obligations, 2.14% - 6.00%, 3/1/26 - 9/1/46, totaling $5,123,956)	5,023,486	5,023,486

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	6	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2016 (Unaudited)
	Shares/ Principal Amount	Value
Nomura Securities International, Inc., dated 9/30/16, due 10/3/16, 0.52%, total to be received $17,977,024 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 8.00%, 4/15/17 - 2/20/63, totaling $18,335,770)	$17,976,245	$ 17,976,245
Total Repurchase Agreements		58,952,221
Total Short-Term Investments - 13.5% (Cost $77,233,221)		77,233,221
Total Investments - 102.1%
(Cost $476,707,640)		584,818,834
Liabilities in Excess of Other Assets - (2.1)%		(12,293,758)
Net Assets - 100.0%		$572,525,076

	Shares	Value
Securities Sold Short - (0.5)%
Consumer Discretionary - (0.5)%
Textiles, Apparel & Luxury Goods - (0.5)%
Deckers Outdoor Corp.[1]	(45,000)	$(2,679,750)
Total Consumer Discretionary		(2,679,750)
Total Securities Sold Short - (0.5%) (Proceeds $(2,748,108))		$(2,679,750)

	Number of Contracts
Call Option Written - (0.1)%
NVIDIA Corp. Expiring January 20, 2017 at $70.00	(1,000)	(509,000)
Total Call Option Written - (0.1)% (Premium received $(242,204))		$(509,000)

Put Option Written - (0.0)%
Mellanox Technologies,Ltd. Expiring January 20, 2017 at $38.00	(250)	$(28,750)
Total Put Option Written - (0.0)% (Premium received $(58,741))		$(28,750)

ADR—American Depositary Receipt
Plc—Public Limited Company
[1]	Non-income producing securities
[2]	All or portion of this security is on loan at September 30, 2016. Total value of such securities at period-end amounts to $84,369,529 and represents 14.74% of net assets.
[3]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	7	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments
September 30, 2016 (Unaudited)
	Shares	Value
Common Stocks - 82.0%
Consumer Discretionary - 14.4%
Hotels, Restaurants & Leisure - 4.3%
Las Vegas Sands Corp.[1]	14,531	$ 836,114
Starbucks Corp.	22,000	1,191,080
		2,027,194
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc.[2]	2,165	1,812,776
Media - 2.0%
Walt Disney Co. (The)	10,379	963,794
Specialty Retail - 2.1%
TJX Companies, Inc. (The)	12,975	970,270
Textiles, Apparel & Luxury Goods - 2.2%
NIKE, Inc. Class B	20,000	1,053,000
Total Consumer Discretionary		6,827,034
Consumer Staples - 5.7%
Beverages - 1.5%
Brown-Forman Corp. Class B	14,600	692,624
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	7,000	1,067,570
Tobacco - 2.0%
Altria Group, Inc.	14,946	945,036
Total Consumer Staples		2,705,230
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
California Resources Corp.[1,2]	35,000	437,500
EOG Resources, Inc.	5,678	549,119
Total Energy		986,619
Financials - 3.7%
Capital Markets - 1.2%
Intercontinental Exchange, Inc.	2,027	545,993
Commercial Banks - 2.5%
U.S. Bancorp	27,622	1,184,707
Total Financials		1,730,700
Health Care - 8.1%
Biotechnology - 6.6%
Alnylam Pharmaceuticals, Inc.[1,2]	6,500	440,570
Celgene Corp.[2]	5,737	599,689
Exact Sciences Corp.[2]	30,000	557,100
Gilead Sciences, Inc.	12,570	994,538
OvaScience, Inc. [1,2]	25,941	185,738
Vertex Pharmaceuticals, Inc. [2]	3,736	325,816
		3,103,451
Life Sciences Tools & Services - 1.5%
Accelerate Diagnostics, Inc. [1,2]	26,964	735,039
Total Health Care		3,838,490
	Shares	Value
Industrials - 10.0%
Aerospace & Defense - 2.4%
Lockheed Martin Corp.	4,809	$ 1,152,814
Air Freight & Logistics - 3.5%
United Parcel Service, Inc. Class B	15,000	1,640,400
Professional Services - 4.1%
Equifax, Inc.	14,531	1,955,582
Total Industrials		4,748,796
Information Technology - 30.3%
Electronic Equipment & Instruments - 1.1%
Fitbit, Inc. Class A1,2	35,953	533,542
Internet Software & Services - 9.3%
Alphabet, Inc. Class A2	1,622	1,304,185
Facebook, Inc. Class A2	14,192	1,820,408
LinkedIn Corp. Class A2	2,491	476,080
Nutanix, Inc. Class A2	8,800	325,600
Twitter, Inc. [2]	20,345	468,952
		4,395,225
IT Services - 3.0%
MasterCard, Inc. Class A	5,934	603,903
Visa, Inc. Class A	9,964	824,023
		1,427,926
Semiconductors - 7.4%
NVIDIA Corp.[1]	30,405	2,083,351
QUALCOMM, Inc.	20,758	1,421,923
		3,505,274
Software - 4.7%
Microsoft Corp.	38,523	2,218,925
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	20,000	2,261,000
Total Information Technology		14,341,892
Materials - 6.7%
Chemicals - 1.8%
Dow Chemical Co. (The)	8,133	421,534
Mosaic Co. (The) [1]	16,607	406,207
		827,741
Metals & Mining - 4.9%
Royal Gold, Inc.	30,000	2,322,900
Total Materials		3,150,641
Utilities - 1.0%
Multi-Utilities - 1.0%
Dominion Resources, Inc.	6,211	461,291
Total Utilities		461,291
Total Common Stocks - 82.0% (Cost $32,820,401)		38,790,693
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	8	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments (continued)
September 30, 2016 (Unaudited)
	Shares	Value
Exchange Traded Funds - 1.7%
Sprott Physical Gold Trust[1,2]	75,000	$ 821,250
Total Exchange Traded Funds - 1.7% (Cost $765,947)		821,250

	Principal Amount
Corporate Bonds - 5.1%
Energy - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
California Resources Corp., 8.00%, 12/15/22	$3,616,000	2,404,640
Total Corporate Bonds - 5.1% (Cost $1,634,695)		2,404,640

	Number of Contracts
Call Option Purchased - 0.1%
Twitter, Inc. Expiring January 19, 2018 at $30.00	250	33,500
Total Call Option Purchased - 0.1% (Cost $47,617)		33,500

	Shares/ Principal Amount
Short-Term Investments - 9.7%3
Money Market Funds - 1.1%
BlackRock Liquidity Funds FedFund Portfolio, 0.35%	168,000	168,000
Invesco Short Term Investments, Government & Agency Portfolio, 0.30%	168,000	168,000
JPMorgan Money Market Funds, Government Portfolio, 0.32%	169,000	169,000
Total Money Market Funds		505,000
Repurchase Agreements - 8.6%
BNP Paribas S.A., dated 9/30/16, due 10/3/16, 0.48%, total to be received $1,071,760 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.25%, 10/14/16 - 9/9/49, totaling $1,093,151)	$1,071,717	1,071,717
	Shares/ Principal Amount	Value
Citigroup Global Markets, Inc., dated 9/30/16, due 10/3/16, 0.52%, total to be received $884,415 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 2/15/20 - 9/9/49, totaling $902,065)	$ 884,377	$ 884,377
Daiwa Capital Markets America, Inc., dated 9/30/16, due 10/3/16, 0.52%, total to be received $1,071,763 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 9.00%, 10/13/16 - 9/9/49, totaling $1,093,151)	1,071,717	1,071,717
Nomura Securities International, Inc., dated 9/30/16, due 10/3/16, 0.52%, total to be received $1,071,763 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 8.00%, 4/15/17 - 2/20/63, totaling $1,093,151)	1,071,717	1,071,717
Total Repurchase Agreements		4,099,528
Total Short-Term Investments - 9.7% (Cost $4,604,528)		4,604,528
Total Investments - 98.6% (Cost $39,873,188)		46,654,611
Cash and Other Assets, Less Liabilities - 1.4%		651,379
Net Assets - 100.0%		$47,305,990

Shares
Securities Sold Short - (7.6)%
Consumer Discretionary - (3.3)%
Hotels, Restaurants & Leisure - (2.0)%
McDonald's Corp.	(8,000)	(922,880)

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	9	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments (continued)
September 30, 2016 (Unaudited)
	Shares	Value
Textiles, Apparel & Luxury Goods - (1.3)%
Deckers Outdoor Corp.[2]	(10,500)	$ (625,275)
Total Consumer Discretionary		(1,548,155)
Consumer Staples - (2.7)%
Household Products - (2.7)%
Procter & Gamble Co. (The)	(14,000)	(1,256,500)
Total Consumer Staples		(1,256,500)
	Shares	Value
Information Technology - (1.6)%
Software - (1.6)%
VMware, Inc. Class A2	(10,500)	$ (770,175)
Total Information Technology		(770,175)
Total Securities Sold Short - (7.6%)
(Proceeds $(3,192,323))		$(3,574,830)

[1]	All or portion of this security is on loan at September 30, 2016. Total value of such securities at period-end amounts to $5,004,940 and represents 10.58% of net assets.
[2]	Non-income producing securities
[3]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	10	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments
September 30, 2016 (Unaudited)
	Shares	Value
Common Stocks - 90.3%
Consumer Discretionary - 16.4%
Auto Components - 0.9%
Dorman Products, Inc.[1]	75,579	$ 4,829,498
Distributors - 0.2%
Fenix Parts, Inc.[1]	277,030	1,097,039
Diversified Consumer Services - 3.1%
Easterly Acquisition Corp.[1,2]	287,830	2,909,961
Grand Canyon Education, Inc.[1]	188,891	7,629,307
Pace Holdings Corp.[1,2]	495,499	5,153,190
		15,692,458
Hotels, Restaurants & Leisure - 1.6%
Del Frisco's Restaurant Group, Inc.[1]	181,805	2,448,913
Dunkin' Brands Group, Inc.[2]	108,547	5,653,128
		8,102,041
Leisure Equipment & Products - 1.4%
Arctic Cat, Inc.[2]	171,674	2,659,230
Malibu Boats, Inc. Class A1	307,999	4,589,185
		7,248,415
Media - 1.4%
National CineMedia, Inc.	493,809	7,268,868
Specialty Retail - 6.3%
Boot Barn Holdings, Inc. [1,2]	264,517	3,010,204
Five Below, Inc.[1,2]	120,882	4,870,336
Hibbett Sports, Inc.[1,2]	218,386	8,713,601
Monro Muffler Brake, Inc.	42,195	2,581,068
Sally Beauty Holdings, Inc.[1,2]	394,687	10,135,562
Winmark Corp.[2]	23,946	2,526,782
		31,837,553
Textiles, Apparel & Luxury Goods - 1.5%
Wolverine World Wide, Inc.	321,484	7,403,777
Total Consumer Discretionary		83,479,649
Energy - 2.1%
Energy Equipment & Services - 0.6%
RigNet, Inc.[1]	202,087	3,055,555
Oil, Gas & Consumable Fuels - 1.5%
Evolution Petroleum Corp.	1,178,313	7,399,806
Total Energy		10,455,361
Financials - 5.3%
Capital Markets - 4.1%
Bats Global Markets, Inc.	253,211	7,629,247
Financial Engines, Inc.[2]	190,917	5,672,144
PennantPark Investment Corp.[1]	311,063	2,339,194
WisdomTree Investments, Inc.[2]	519,968	5,350,471
		20,991,056
	Shares	Value
Commercial Banks - 0.6%
Bank of the Ozarks, Inc.[2]	80,054	$ 3,074,073
Insurance - 0.6%
Trupanion, Inc. [1,2]	166,723	2,817,619
Total Financials		26,882,748
Health Care - 19.2%
Biotechnology - 5.1%
Atara Biotherapeutics, Inc. [1,2]	120,508	2,577,666
Bluebird Bio, Inc.[1,2]	40,830	2,767,457
Chimerix, Inc. [1,2]	441,791	2,447,522
DBV Technologies SA ADR (France)[1]	75,066	2,727,148
Exact Sciences Corp.[1,2]	201,305	3,738,234
Neurocrine Biosciences, Inc.[1]	53,736	2,721,191
Repligen Corp.[1]	80,122	2,418,883
Syndax Pharmaceuticals, Inc.[1,2]	94,263	1,429,027
Versartis, Inc.[1]	208,330	2,552,043
Xencor, Inc. [1]	110,549	2,707,345
		26,086,516
Health Care Equipment & Supplies - 5.6%
Endologix, Inc.[1,2]	511,509	6,547,315
Entellus Medical, Inc.[1,2]	133,192	2,954,199
Insulet Corp.[1,2]	57,646	2,360,027
Merit Medical Systems, Inc.[1]	111,345	2,704,570
Nevro Corp. [1,2]	22,500	2,348,775
Novadaq Technologies, Inc.[1]	334,092	3,865,445
Quidel Corp.[1]	120,355	2,658,642
Spectranetics Corp. (The)[1,2]	209,192	5,248,627
		28,687,600
Health Care Providers & Services - 1.0%
Diplomat Pharmacy, Inc.[1,2]	136,992	3,837,146
National Research Corp. Class A2	63,034	1,026,824
		4,863,970
Health Care Technology - 2.0%
Castlight Health, Inc. Class B1	662,517	2,756,071
HealthStream, Inc.[1]	131,794	3,637,514
Medidata Solutions, Inc.[1]	66,167	3,689,472
		10,083,057
Life Sciences Tools & Services - 3.6%
Accelerate Diagnostics, Inc. [1,2]	148,910	4,059,286
INC Research Holdings, Inc. Class A1	200,286	8,928,750
Medpace Holdings, Inc.[1]	89,958	2,686,146
Pacific Biosciences of California, Inc.[1,2]	301,352	2,700,114
		18,374,296
Pharmaceuticals - 1.9%
Catalent Inc. [1]	116,364	3,006,846
Marinus Pharmaceuticals, Inc.[1]	574,328	1,045,277
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	11	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2016 (Unaudited)
	Shares	Value
NeuroDerm Ltd.[1,2]	152,817	$ 2,825,586
Revance Therapeutics, Inc.[1,2]	167,889	2,721,481
		9,599,190
Total Health Care		97,694,629
Industrials - 22.5%
Aerospace & Defense - 1.5%
HEICO Corp. Class A	83,170	5,032,617
TASER International, Inc.[1,2]	87,714	2,509,497
		7,542,114
Air Freight & Logistics - 2.0%
Forward Air Corp.	179,011	7,744,016
Park-Ohio Holdings Corp.[1]	68,847	2,509,473
		10,253,489
Commercial Services & Supplies - 7.1%
Clean Harbors, Inc.[1]	135,979	6,524,272
Heritage-Crystal Clean, Inc.[1]	771,616	10,247,061
InnerWorkings, Inc.[1]	835,847	7,873,679
Ritchie Bros. Auctioneers, Inc. (Canada)	106,364	3,730,185
SP Plus Corp.[1]	297,066	7,595,978
		35,971,175
Machinery - 2.7%
Kennametal, Inc.	84,048	2,439,073
Proto Labs, Inc.[1,2]	81,723	4,896,025
Tennant Co.	96,731	6,268,169
		13,603,267
Marine - 1.3%
Kirby Corp.[1,2]	108,505	6,744,671
Professional Services - 4.8%
Advisory Board Co. (The)[1]	58,601	2,621,809
CEB, Inc.	188,691	10,277,999
TriNet Group, Inc.[1]	360,491	7,797,420
TrueBlue, Inc.[1]	168,021	3,807,356
		24,504,584
Road & Rail - 2.2%
Heartland Express, Inc.[2]	407,588	7,695,261
Roadrunner Transportation Systems, Inc.[1]	139,345	1,111,973
Saia, Inc.[1]	84,061	2,518,468
		11,325,702
Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc. Class A2	57,457	4,217,918
Total Industrials		114,162,920
Information Technology - 23.1%
Electronic Equipment & Instruments - 3.0%
CTS Corp.	152,065	2,828,409
	Shares	Value
DTS, Inc.	237,895	$ 10,120,053
Mesa Laboratories, Inc. [2]	23,146	2,646,977
		15,595,439
Internet Software & Services - 10.5%
2U, Inc.[1,2]	200,880	7,691,695
Actua Corp.[1]	351,066	4,546,305
Carbonite, Inc.[1]	495,175	7,605,888
ChannelAdvisor Corp.[1]	559,511	7,234,477
Cimpress, N.V. (Netherlands)[1]	36,405	3,683,458
comScore, Inc.[1]	110,823	3,397,833
Envestnet, Inc.[1,2]	118,667	4,325,412
LivePerson, Inc.[1,2]	535,734	4,505,523
New Relic, Inc. [1,2]	76,966	2,949,337
Shutterstock, Inc.[1]	59,285	3,776,455
SPS Commerce, Inc.[1]	34,349	2,521,560
Trade Desk, Inc. (The) Class A1,2	37,335	1,090,555
		53,328,498
IT Services - 1.0%
Euronet Worldwide, Inc.[1]	31,079	2,543,195
Forrester Research, Inc.	63,647	2,475,868
		5,019,063
Software - 8.0%
Barracuda Networks, Inc.[1]	213,269	5,434,094
Callidus Software, Inc.[1]	280,627	5,149,506
Descartes Systems Group, Inc. (The)[1]	170,095	3,660,445
Everbridge, Inc.[1]	170,490	2,874,461
Exa Corp.[1]	487,844	7,829,896
Fleetmatics Group Plc (Ireland)[1]	168,554	10,109,869
QAD, Inc. Class A	120,019	2,686,025
RealPage, Inc.[1]	109,189	2,806,157
		40,550,453
Technology Hardware, Storage & Peripherals - 0.6%
Stratasys Ltd.[1,2]	120,322	2,898,557
Total Information Technology		117,392,010
Materials - 0.6%
Chemicals - 0.6%
Balchem Corp.	41,849	3,244,553
Total Materials		3,244,553
Real Estate - 1.1%
Equity Real Estate Investment Trusts (REITS) - 1.1%
Jernigan Capital, Inc.[2]	97,349	1,866,180
National Storage Affiliates Trust	179,223	3,752,930
Total Real Estate		5,619,110
Total Common Stocks - 90.3% (Cost $413,716,669)		458,930,980

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	12	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2016 (Unaudited)
	Shares/ Principal Amount	Value
Short-Term Investments - 16.6%3
Money Market Funds - 3.8%
BlackRock Liquidity Funds FedFund Portfolio, 0.35%	3,278,000	$ 3,278,000
Federated Treasury Obligations Fund, 0.31%	3,278,000	3,278,000
Fidelity Money Market Funds, Government Portfolio, Institutional Class, 0.31%	3,167,000	3,167,000
Invesco Short Term Investments, Government & Agency Portfolio, 0.30%	3,167,000	3,167,000
JPMorgan Money Market Funds, Government Portfolio, 0.32%	3,297,000	3,297,000
Morgan Stanley Liquidity Funds, Government Portfolio, Institutional Class, 0.30%	3,167,000	3,167,000
Total Money Market Funds		19,354,000
Repurchase Agreements - 12.8%
Citigroup Global Markets, Inc., dated 9/30/16, due 10/3/2016, 0.52%, total to be received $19,670,981 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 2/15/20 - 9/9/49, totaling $20,063,532)	$19,670,129	19,670,129
Daiwa Capital Markets America, Inc., dated 9/30/16, due 10/3/16, 0.52%, total to be received $19,670,981 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 9.00%, 10/13/16 - 9/9/49, totaling $20,063,532)	19,670,129	19,670,129
	Shares/ Principal Amount	Value
Merrill Lynch Pierce Fenner & Smith, Inc., dated 9/30/16, due 10/3/16, 0.50%, total to be received $6,146,748 (collateralized by various U.S. Government Sponsored Agency Obligations, 2.14% - 6.00%, 3/1/26 - 9/1/46, totaling $6,269,422)	$ 6,146,492	$ 6,146,492
Nomura Securities International, Inc., dated 9/30/16, due 10/3/16, 0.52%, total to be received $19,670,981 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 8.00%, 4/15/17 - 2/20/63, totaling $20,063,532)	19,670,129	19,670,129
Total Repurchase Agreements		65,156,879
Total Short-Term Investments - 16.6% (Cost $84,510,879)		84,510,879
Total Investments - 106.9% (Cost $498,227,548)		543,441,859
Liabilities in Excess of Other Assets - (6.9)%		(35,014,731)
Net Assets - 100.0%		$508,427,128
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	13	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2016 (Unaudited)
ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	Non-income producing securities
[2]	All or portion of this security is on loan at September 30, 2016. Total value of such securities at period-end amounts to $112,123,723 and represents 22.05% of net assets.
[3]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	14	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments
For the Period ended September 30, 2016 (Unaudited)

1.	Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds” or the “Company”) comprises the following separate series: the Meridian Growth Fund (the “Growth Fund”), the Meridian Contrarian Fund (the “Contrarian Fund”), the Meridian Equity Income Fund (the “Equity Income Fund”), and the Meridian Small Cap Growth Fund (the “Small Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”). The Company is registered as an open-end investment company under the Investment Company Act of 1940 and is organized as a Maryland corporation. Each Fund is classified as a "diversified" management investment company.
The primary investment objectives of the Growth Fund and Contrarian Fund are to seek long-term growth of capital.
The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return.
The primary investment objective of the Small Cap Growth Fund is to seek long-term growth of capital by investing primarily in equity securities of small capitalization companies.
A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:
a.	Share Valuation: The NAV of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of each Fund. The result is rounded to the nearest cent. Each Funds’ shares will not be priced on the days in which the New York Stock Exchange (NYSE) is closed for trading.
b.	Investment Valuations: Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.
Fixed income (debt) securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.
Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.
Investments in open-end U.S. mutual funds are valued at NAV each business day.
The market value of the Fund’s investments in the exchange traded funds is based on the published NAV of each fund computed as of the close of regular trading on the NYSE on days when the NYSE is open.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued based upon other available factors deemed relevant by Arrowpoint Asset Management, LLC (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”). These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.
c.	Fair Value Measurements: As described in Note 1.a. above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to

Meridian Funds	15	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
For the Period ended September 30, 2016 (Unaudited)

determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 - quoted prices in active markets for identical securities;
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of September 30, 2016 is as follows:

	Level 1	Level 2	Level 3	Total
Meridian Growth Fund
Common Stocks[1]	$ 1,211,029,964	$ 351,810	$ 5,764,948	$ 1,217,146,722
Short-Term Investments	53,632,000	186,402,808	—	240,034,808
Total Investments	$ 1,264,661,964	$ 186,754,618	$ 5,764,948	$ 1,457,181,530
Meridian Contrarian Fund
Assets:
Common Stocks[1]	$ 507,585,613	—	—	$ 507,585,613
Short-Term Investments	18,281,000	$ 58,952,221	—	77,233,221
Total Investments - Assets	$ 525,866,613	$ 58,952,221	—	$ 584,818,834
Liabilities:
Call Option Written	$ (509,000)	—	—	$ (509,000)
Put Option Written	(28,750)	—	—	(28,750)
Securities Sold Short	(2,679,750)	—	—	(2,679,750)
Total Investments - Liabilities	$ (3,217,500)	—	—	$ (3,217,500)
Meridian Equity Income Fund
Assets:
Common Stocks[1]	$ 38,790,693	—	—	$ 38,790,693
Corporate Bonds	—	$ 2,404,640	—	2,404,640
Call Option Purchased	33,500	—	—	33,500
Exchange Traded Funds	821,250	—	—	821,250
Short-Term Investments	505,000	4,099,528	—	4,604,528
Total Investments - Assets	$ 40,150,443	$ 6,504,168	—	$ 46,654,611
Liabilities:
Securities Sold Short	$ (3,574,830)	—	—	$ (3,574,830)
Total Investments - Liabilities	$ (3,574,830)	—	—	$ (3,574,830)
Meridian Small Cap Growth Fund
Common Stocks[1]	$ 458,930,980	—	—	$ 458,930,980

Meridian Funds	16	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
For the Period ended September 30, 2016 (Unaudited)

	Level 1	Level 2	Level 3	Total
Meridian Small Cap Growth Fund (continued)
Short-Term Investments	$ 19,354,000	$ 65,156,879	—	$ 84,510,879
Total Investments	$ 478,284,980	$ 65,156,879	—	$ 543,441,859
1 See above Schedule of Investments for values in each industry.
The Funds recognize transfers between levels as of the end of the period. During the three-months ended September 30, 2016 there were no reportable transfers between levels.
Reconciliations of Level 3 investments are presented when the Funds had significant amounts of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are reconciliations of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Meridian Growth Fund
	Beginning Balance 07/01/16	Total Purchases	Total Sales	Transfer Out	Ending Balance 9/30/16
Investments in Securities
Common Stocks	$ 667,772	$ 5,764,948	$ —	$ (667,772)	$ 5,764,948
Total Level 3	$ 667,772	$ 5,764,948	$ —	$ (667,772)	$ 5,764,948

Meridian Small Cap Growth Fund
	Beginning Balance 07/01/16	Total Purchases	Total Sales	Transfer Out	Ending Balance 9/30/16
Investments in Securities
Common Stocks	$ 126,226	$ —	$ —	$ (126,226)	$ —
Total Level 3	$ 126,226	$ —	$ —	$ (126,226)	$ —

2.	Other Investment Transactions
a.	Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
b.	Securities Lending: The Funds have entered into an agreement with The Bank of New York Mellon (the “Lending Agent”), dated September 23, 2015, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds or joint repurchase agreements. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash and/or securities as collateral in an amount equal to not less than 102% of the market value of loaned securities. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them.
The following table summarizes the securities received as collateral for securities lending.

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Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
For the Period ended September 30, 2016 (Unaudited)

	Collateral Type	Coupon Range	Maturity Date Range	Market Value
Growth Fund	U.S. Government Obligations	0.00% - 6.13%	11/15/16 - 11/15/40	$114,273,296
Contrarian Fund	U.S. Government Obligations	0.00% - 6.13%	12/15/16 - 8/15/29	8,136,734
Equity Income Fund	U.S. Government Obligations	0.00% - 1.50%	12/15/16 - 1/31/22	484,322
Small Cap Growth Fund	U.S. Government Obligations	0.00% - 3.75%	11/15/16 - 11/15/40	28,375,005
As of September 30, 2016, the total value of securities on loan for the Growth Fund, Contrarian Fund, Equity Income Fund, and the Small Cap Growth Fund were $352,095,022, $84,369,529, $5,004,940, and $112,123,723, respectively. Securities on loan are footnoted in the Schedules of Investments. The total collateral value for the Growth Fund, Contrarian Fund, Equity Income Fund, and the Small Cap Growth Fund were $354,308,104, $85,369,955, $5,088,850 and $112,885,884, respectively.
c.	Repurchase Agreements and Joint Repurchase Agreements: The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by the Lending Agent (the “Program”), provided that the value of the underlying collateral, including accrued interest will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of the Lending Agent in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by the Lending Agent.
At September 30, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding for the Meridian Growth Fund, Meridian Contrarian Fund, Meridian Equity Income Fund, and the Meridian Small Cap Growth Fund were $186,402,808, $58,952,221, $4,099,528 and $65,156,879, respectively.
d.	Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.
e.	Short Sales: The Funds may enter into short sales. A short sale occurs when a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short

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Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
For the Period ended September 30, 2016 (Unaudited)

sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.
3.	Federal Income Tax Information: For U.S. federal income tax purposes, the aggregate cost of investments, aggregate gross unrealized appreciation and depreciation, and net unrealized appreciation/(depreciation) of investments at September 30, 2016 were as follows:

	Aggregrate Cost	Aggregrate Gross Unrealized Appreciation	Aggregrate Gross Unrealized Depreciation	Net Unrealized Appreciation
Growth Fund	$1,318,184,820	$210,468,754	$(71,472,044)	$138,996,710
Contrarian Fund	479,260,644	116,144,197	(10,586,007)	105,558,190
Equity Income Fund	39,988,970	8,795,763	(2,130,122)	6,665,641
Small Cap Growth Fund	499,727,723	59,667,330	(15,953,194)	43,714,136

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ITEM 2 — CONTROLS AND PROCEDURES

a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 — EXHIBITS

c)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act (17 CFR 270.30a-2), are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date:	November 18, 2016

By:	/s/ Derek J. Mullins
Derek J. Mullins
Principal Financial Officer and Treasurer

Date:	November 18, 2016